FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets:
Total Assets	$ 1,542	$ 1,553		$ 2,077
Liabilities:
Loans and borrowings	7,924	6,701		7,162
Warrant liability	23,912	19,061
Convertible notes	27,266	27,142		26,566
Total Liabilities	59,102	52,904	[1]	33,728
Fair Value, Inputs, Level 1 [Member]
Assets:
Total Assets				319
Liabilities:
Loans and borrowings
Warrant liability
Convertible notes
Total Liabilities			[1]
Fair Value, Inputs, Level 2 [Member]
Assets:
Total Assets				57
Liabilities:
Loans and borrowings	7,924	6,701		7,162
Warrant liability
Convertible notes	27,266	27,142		26,566
Total Liabilities	35,190	33,843	[1]	33,728
Fair Value, Inputs, Level 3 [Member]
Assets:
Total Assets	1,542	1,553		1,701
Liabilities:
Loans and borrowings
Warrant liability	23,912	19,061
Convertible notes
Total Liabilities	$ 23,912	19,061	[1]
Lift & Co [Member]
Assets:
Investment				376
Lift & Co [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investment				319
Lift & Co [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investment				57
Lift & Co [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investment
Cansativa [Member]
Assets:
Investment		1,553		1,701
Cansativa [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investment
Cansativa [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investment
Cansativa [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investment		$ 1,553		$ 1,701

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.